Schedule of reconciliation of provision of income tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Loss before taxes	$ (17,275,818)	$ (349,227)
Expected income tax credit at statutory rate of 25% (2025: 25%)	(4,318,955)	(87,307)
Change in fair value of warrants		(506,236)
Loss on extinguishment of warrants		71,337
Valuation allowance for deferred tax asset		388,969
Financing cost	200,000	150,000
Unrealiszed loss on investments in fund	9,978
Realized gain in investments		(12,669)
Unrealized loss on digital assets	704,788
Realized loss on digital assets	743,522
Loss on issuance of derivative and common stock	377,577
Loss on extinguishment of debts	1,204,733
Gain on fair value of convertible notes	(920,285)
Gain on change in fair value of derivative liabiliity	(16,689)
Staking reward income	(23,658)
Consignment inventory reserve allowance	414,717
Non-taxable other income	(2,188)
Non-taxable interest income	(42,674)	(53,171)
Non-tax deductible personnel expenses	39,738	42,578
Non-tax deductible consulting fees	803,613	154,777
Non-tax deductible general and administrative expenses	379,011	201,924
Non-tax deductible interest expenses	292,855
Income tax credit not recognized due to continuous loss making	175,589
Other items, net	(21,672)	(16,705)
Income tax expense (credit)		$ 333,497